UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04605

First Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	March 31, 2009

Date of reporting period:	December 31, 2008

Item 1 – Schedule of Investments.

The Schedule of Investments are included herewith.

Portfolio of Investments as of December 31, 2008 (Unaudited)

FIRST OPPORTUNITY FUND, INC.

		Value
Shares	Description	(Note 1)

LONG TERM INVESTMENTS (91.5%)
DOMESTIC COMMON STOCKS (74.7%)
Banks & Thrifts (31.5%)
97,144	1st United Bancorp, Inc.*	$582,864
73,090	Alliance Bankshares Corp.*	101,595
541,900	AmeriServ Financial, Inc.	1,078,381
11,900	Bank of Commerce Holdings	50,337
34,000	Bank of Marin	804,100
83,300	Bank of Virginia*	249,900
57,000	BCB Bancorp, Inc.	589,950
64,300	Beverly National Corp.	902,129
37,400	Bridge Capital Holdings*	142,120
13,400	Cambridge Bancorp	347,060
47,298	Carolina Trust Bank*	290,883
340,815	CCF Holding Co.(a)	221,530
51,860	Centrue Financial Corp.	319,976
60,000	Community Bank *(b)(c)	4,353,599
75,800	The Connecticut Bank & Trust Co.*	375,210
114,831	Dearborn Bancorp, Inc.*	190,619
105,824	Eastern Virginia Bankshares, Inc.	932,309
97,200	FC Holdings, Inc.*(b)(c)	420,876
5,700	First Advantage Bancorp	58,425
39,700	First American International*(b)(c)	1,277,943
32,450	First Bankshares, Inc.*	113,575
79,578	First California Financial Group, Inc.*	439,271
17,400	First Capital Bancorp, Inc.*	115,362
225,534	First Regional Bancorp*	730,730
192,300	First Security Group, Inc.	888,426
66,726	First Southern Bancorp*(b)(c)	683,942
28,200	First State Bank*(b)(c)	105,750
2,880	First Trust Bank*	28,800
193,261	Florida Capital Group*(b)(c)	1,159,566
16,427	FNB Bancorp	188,089
123,500	Goldman Sachs Group, Inc.	10,422,165
207,700	Great Florida Bank Class A*	618,946
15,300	Great Florida Bank Class B*	26,775
66,000	Greater Hudson Bank N.A.*	306,900
228,000	Hampshire First Bank*(c)	1,299,600
35,203	Heritage Oaks Bancorp	176,719
19,300	Iberiabank Corp.	926,400
49,200	ICB Financial*	147,600
19,000	Katahdin Bancshares Corp.(c)	247,000
66,885	MetroCorp Bancshares, Inc.	498,293
905,600	National Bancshares, Inc.*(b)(c)	1,358,400
1,320,400	National City Corp.	2,389,924
29,900	New England Bancshares, Inc.(c)(d)	239,200
10,000	New England Bancshares, Inc.(c)	80,000
138,600	NewBridge Bancorp	329,868
5,400	North Dallas Bank & Trust Co.	243,000
361,622	Northfield Bancorp, Inc.	4,068,248
40,500	Oak Ridge Financial Services, Inc.*	276,210
2,500	Old Point Financial Corp.	47,825
54,208	Parkway Bank*	157,203
130,500	Pennsylvania Commerce Bancorp*	3,479,130
163,590	Pilot Bancshares, Inc.(c)	327,180
190,540	Republic First Bancorp, Inc.*	1,676,752
40,849	SCBT Financial Corp.	1,409,291
10,292	Signature Bank*	295,277
101,022	Southern Connecticut Bancorp, Inc.*	500,059
92,369	Southern First Bancshares, Inc.*	849,795
302,900	Square 1 Financial, Inc.*(b)(c)	2,120,300
97,500	State Bancorp, Inc.*	949,650

84,158	Sterling Banks, Inc.*	84,158
156,133	Sun Bancorp, Inc.*	1,169,436
49,680	Valley Commerce Bancorp*	489,348
36,100	VIST Financial Corp.	279,053
43,787	Wainwright Bank & Trust Co.	257,030
42,700	Washington Banking Co.	371,490
10,719	Yadkin Valley Financial Corp.	152,746
		56,014,288
Diversified Financial Services (3.9%)
16,240	Affinity Financial Corp.*(b)(c)	12,505
25,000	CMET Finance Holding*(b)(d)	280,500
165,700	Goldleaf Financial Solutions, Inc.*	122,618
276,300	Highland Financial Partners LP*(b)(d)	19,341
60,000	Independence Financial Group, Inc.*(b)(c)	535,800
145,200	KKR Financial Holdings, LLC	229,416
93,615	Mackinac Financial Corp.*	383,822
745,500	MF Global, Ltd.*	1,520,820
175,100	Muni Funding Co. of America, LLC(b)(d)	794,954
455,100	Ocwen Structured Investments, LLC(b)(c)	1,028,344
265,000	Resource Capital Corp.(d)	1,014,950
466,667	Terra Nova Financial Group*	294,000
199,641	TICC Capital Corp.	758,636
		6,995,706
Insurance (2.2%)
241,100	Amtrust Financial Services, Inc.(d)	2,796,760
375,700	Maiden Holdings, Ltd.(d)	1,175,941
		3,972,701
Mortgages & REITS (6.4%)
134,500	American Capital Agency Corp., REIT	2,872,920
1,026,600	Chimera Investment Corp.	3,541,770
152,766	Cypress Sharpridge Investments, Inc., REIT(b)(d)	1,069,362
55,000	Embarcadero Bank*(b)(c)	542,300
1,400	Hatteras Financial Corp., REIT	37,240
177,324	MFA Mortgage Investments, Inc., REIT	1,044,438
155,504	Newcastle Investment Holdings Corp., REIT*(b)	673,332
87,900	Verde Realty*(b)(c)	1,683,285
		11,464,647
Savings & Loans (30.7%)
236,800	Abington Bancorp, Inc.	2,190,400
75,500	American Bancorp of NJ	898,450
34,100	Appalachian Bancshares, Inc.*	87,637
10,000	Auburn Bancorp, Inc.*	66,600
151,500	Beacon Federal Bancorp, Inc.	1,246,845
317,000	Beneficial Mutual Bancorp, Inc.*	3,566,250
157,820	Boston Private Financial Holdings, Inc.	1,079,489
129,280	Broadway Financial Corp.(a)	493,850
60,100	Carver Bancorp, Inc.*	300,500
81,700	Central Federal Corp.	243,466
81,384	CFS Bancorp, Inc.	317,398
33,000	Citizens Community Bank*	231,000
27,766	Citizens First Bancorp, Inc.	58,309
540,000	Citizens Republic Bancorp, Inc.	1,609,200
199,382	Danvers Bancorp, Inc.	2,665,737
26,900	ECB Bancorp, Inc.	430,669
396,200	ESSA Bancorp, Inc.	5,598,305
32,500	Fidelity Federal Bancorp(b)	263,250
25,638	First Community Bank Corp. of America*	109,218
423,058	Flagstar Bancorp, Inc.*(c)	300,371
43,400	Georgetown Bancorp, Inc.*	173,600
222,900	Hampden Bancorp, Inc.	2,037,306
3,630	HF Financial Corp.	46,537
62,916	Home Bancorp, Inc.*	614,689
327,448	Home Federal Bancorp, Inc.*	3,510,243
77,500	Jefferson Bancshares, Inc.	628,525
81,700	Legacy Bancorp, Inc.	863,569
56,000	Liberty Bancorp, Inc.	416,640
130,712	LSB Corp.	967,269
30,200	Malvern Federal Bancorp, Inc.	277,840
182,200	Meridian Interstate Bancorp, Inc.*	1,685,350
310,300	MidCountry Financial Corp.*(b)(c)	1,672,517

113,200	Newport Bancorp, Inc.*	1,300,668
67,100	Old Line Bancshares, Inc.	389,180
110,400	Osage Bancshares, Inc.	800,400
163,300	Pacific Premier Bancorp, Inc.*	635,237
165,930	Perpetual Federal Savings Bank(a)	2,040,939
17,500	Privee, LLC*(b)(c)	1,305,150
75,100	Provident Financial Holdings, Inc.	339,452
40,650	Redwood Financial, Inc.*(a)(b)	508,125
89,993	River Valley Bancorp(a)	1,019,621
28,600	Rockville Financial, Inc.	399,542
38,700	Rome Bancorp, Inc.	336,690
6,300	Royal Financial, Inc.*	32,256
289,600	SI Financial Group, Inc.	1,737,600
17,600	Sound Financial, Inc.	125,312
100,000	Sterling Eagle*(b)(c)	—
164,800	TFS Financial Corp.	2,125,920
110,500	Third Century Bancorp(a)	769,080
266,349	United Financial Bancorp, Inc.	4,032,523
125,200	ViewPoint Financial Group	2,009,460
1,451,428	Washington Mutual Unit Split(b)(c)	28,085
		54,586,269
TOTAL DOMESTIC COMMON STOCKS
(Cost $212,869,240)		133,033,611

FOREIGN COMMON STOCKS (14.5%)
Bermuda (1.6%)
112,718	Catlin Group, Ltd.	702,533
112,000	CRM Holdings, Ltd.*	190,400
108,200	Maiden Holdings, Ltd.(d)	338,666
36,500	RAM Holdings, Ltd.*	13,505
5,700	White Mountains Insurance Group, Ltd.	1,522,527
		2,767,631
Brazil (1.1%)
1,421,000	Banco Industrial e Comercial S.A.	1,779,297
292,300	Brasil Brokers Participacoes S.A.*	206,816
		1,986,113
Canada (0.3%)
111,000	DundeeWealth, Inc.	528,700

Denmark (0.4%)
12,690	Gronlandsbanken	770,218

Great Britain (1.6%)
472,279	Lancashire Holdings, Ltd.	2,885,836

Guernsey (1.0%)
526,817	European Capital(c)	1,764,099

India (2.3%)
135,846	Axis Bank, Ltd.	1,407,255
14,934	Financial Technologies India, Ltd.	152,237
13,393	Housing Development Finance Corp.	408,607
193,066	Indiabulls Financial Services, Ltd.	527,048
468,996	Infrastructure Development Finance Co., Ltd.	643,040
574,975	JM Financial, Ltd.	296,221
80,902	Kotak Mahindra Bank, Ltd.	593,647
		4,028,055
Netherlands (0.7%)
404,030	AerCap Holdings N.V.*	1,216,130

Singapore (0.0%)(e)
214,000	ARA Asset Management, Ltd.(d)	54,215

Sweden (0.3%)
61,000	Intrum Justitia AB	605,530

Switzerland (5.2%)
20,463	Basler Kantonalbank	2,212,892
8,968	Luzerner Kantonalbank AG	2,089,598

89,969	Paris RE Holdings, Ltd.*(d)	1,245,609
5,891	St Galler Kantonalbank	2,125,376
8,447	Valiant Holding	1,576,943
		9,250,418

TOTAL FOREIGN COMMON STOCKS
(Cost $62,677,001)		25,856,945

DOMESTIC PREFERRED STOCK (2.0%)
1,272	South Financial Group, Inc.(b)(c)	845,390
4,228	South Financial Group, Inc.(b)(c)	2,809,991

TOTAL DOMESTIC PREFERRED STOCK
(Cost $5,500,000)		3,655,381

DOMESTIC WARRANTS (0.0%)(e)
195,000	Dime Bancorp, Inc., Warrant, Expires 12/26/50*	3,900
12,300	ICB Financial, Warrant, Expires 6/30/09*(b)(c)	—
26,500	Resource Capital Corp., Warrant, Expires 12/31/09(b)(d)	—
233,333	Terra Nova Financial Group, Warrant, Expires 3/20/11*(b)(c)	8,447
181,429	Washington Mutual, Inc., Warrant, Expires 4/11/13*(b)(c)	—

TOTAL DOMESTIC WARRANTS
(Cost $—)		12,347

Par Value	Description	Value (Note 1)
DOMESTIC CORPORATE BONDS & NOTES (0.3%)
Mortgages & REITS
$9,956,000	Thornburg Mortgage, Inc., 18.00%, due 3/31/15(b)(d)	522,690
1,094,077	Thornburg Mortgage, Inc., 18.00%, due 3/31/15(b)(d)	57,439

TOTAL DOMESTIC CORPORATE BONDS & NOTES
(Identified Cost $10,040,743)		580,129

TOTAL LONG TERM INVESTMENTS
(Cost $291,086,984)		163,138,413

SHORT TERM INVESTMENTS (7.0%)
Repurchase Agreement (7.0%)
12,400,000	Deutsche Bank Tri-party Repo, 0.10% dated 12/31/08, to be repurchased at $12,400,069 on 1/2/09, collateralized by U.S. Government Agency Securities with an aggregate market value plus interest of $12,596,594.	12,400,000

TOTAL SHORT TERM INVESTMENTS
(Cost $12,400,000)		12,400,000

TOTAL INVESTMENTS (98.5%)
(Cost $303,486,984)		175,538,413
TOTAL OTHER ASSETS LESS LIABILITIES (1.5%)		2,645,686
NET ASSETS (100.0%)		$178,184,099

* Non-income producing security.

(a) Affiliated Company. See Note 3 in Notes to Quarterly Portfolio of Investments.

(b) Indicates a fair valued security. Total market value for fair value securities is $26,141,183 representing 14.7% of total net assets.

(c) Private Placement restricted as to resale and does not have a readily available market.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.

(e) Less than 0.05% of Net Assets.

Common Abbreviations:

REIT - Real Estate Investment Trust

For Fund compliance purposes, the Fund’s industry/geography classifications refer to any one or more of the industry/geography sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets. These industry/geography classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

December 31, 2008 (Unaudited)

Note 1.  Valuation and Investment Practices

Securities Valuation: Securities for which market quotations are readily available (including securities listed on national securities exchanges and those traded over-the-counter) are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Where market quotations are not readily available or where the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value (“Fair Value Securities”), securities are valued at fair value by a Pricing Committee appointed by the Board of Directors, in consultation with the adviser. In such circumstances, the adviser makes an initial written recommendation to the Pricing Committee regarding valuation methodology for each Fair Value Security. Thereafter, the adviser conducts periodic reviews of each Fair Value Security to consider whether the respective methodology and its application is appropriate and recommends methodology changes when appropriate. Prior to implementation, the Pricing Committee reviews and makes a determination regarding each initial methodology recommendation and any subsequent methodology changes. All methodology recommendations and any changes are reviewed by the entire Board of Directors on a quarterly basis.  The Portfolio of Investments include investments valued at $26,141,183 (14.7% of total net assets) as of December 31, 2008 and $66,655,800 (22.4% of total net assets) as of September 30, 2008, whose fair values have been estimated by management in the absence of readily determinable fair values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (“FASB”) No. 157, Fair Value Measurements (“FAS 157”), as well as FASB Standards No. 159 (“FAS 159”), Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115, effective April 1, 2008. Management has determined that there is no impact to the Fund as a result of adopting FAS 159. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: book value, last available trade price, discounted future cash flow models, multi-dimensional relational pricing model, and option adjusted spread pricing.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments * Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$147,633,131
Level 2 - Significant Observable Inputs	9,105,697	1,797,451
Level 3 - Significant Unobservable Inputs	18,799,585
Total	$175,538,413	$1,797,451

* Other financial instruments include swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 3/31/08	$—
Realized loss	(18,594)
Change in unrealized depreciation	(13,150,147)
Net purchases/(sales)	(4,535,467)
Transfer in and/or out of Level 3	36,503,793
Balance as of 12/31/08	$18,799,585

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of the income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in gains and losses on investment securities sold.

Repurchase Agreements: The Fund may enter into repurchase agreement transactions with United States financial institutions. It is the Fund’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. The value of the collateral at the time of the execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2.  Unrealized Appreciation/(Depreciation)

On December 31, 2008, based on cost of $304,945,004 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $15,080,377 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $144,486,968, resulting in net unrealized depreciation of $129,406,591.

Note 3. Transactions With Affiliated Companies

Transactions during the period with companies in which the Fund owned at least 5% of the voting securities were as follows:

Name of Affiliate	Beginning Share Balance	Purchases	Sales	Ending Share Balance	Dividend Income	Realized Gains (Losses)	Market Value

Broadway Financial Corporation	129,280	—	—	129,280	$19,392		$493,850
CCF Holding Company	340,815	—	—	340,815	17,041		221,530
Perpetual Federal Savings Bank	165,930	—	—	165,930	99,558		2,040,939
Redwood Financial, Inc.	40,650	—	—	40,650	—		508,125
River Valley Bancorp	90,000	—	7	89,993	75,599	36	1,019,621
Third Century Bancorp	110,500	—	—	110,500	17,680		769,080
					$229,270	$36	$5,053,145

Note 4. Credit Default Swaps

The Fund may invest in credit default swap contracts. Credit default swap contracts entered into by the Fund as of December 31, 2008, were as follows:

Swap Counterparty	Referenced Obligation	Notional Amount		Rates paid by Fund	Termination Date	Upfront Payments made (received) by the Fund	Unrealized Gain/(Loss)

Morgan Stanley	Barclays Bank	4,500,000	EUR	1.42%	9/20/13	$—	$50,692

Goldman Sachs	BNP Paribas	4,500,000	EUR	0.67%	9/20/13	—	6,930

Goldman Sachs	CDX.NA.IG	38,000,000	USD	1.50%	12/20/13	426,077	371,937

Goldman Sachs	Commerzbank	4,500,000	EUR	0.88%	9/20/13	—	(4,211)

Morgan Stanley	Credit Agricole	4,500,000	EUR	1.09%	9/20/13	—	(83,298)

Morgan Stanley	DBR	25,000,000	USD	0.12%	9/20/18	—	790,131

Goldman Sachs	EURO DB	3,400,000	EUR	0.88%	9/20/13	—	79,881

Goldman Sachs	Intesa Sanpaolo	4,500,000	EUR	0.57%	9/20/13	—	145,436

Morgan Stanley	Lloyds Bank	4,500,000	EUR	0.89%	9/20/13	—	47,591

Morgan Stanley	Republic of Korea	3,000,000	USD	1.22%	9/20/13	—	233,126

Morgan Stanley	Royal Bank Scott	4,500,000	EUR	1.37%	9/20/13	—	90

Morgan Stanley	Societe Generale	4,500,000	EUR	1.01%	9/20/13	—	10,442

Goldman Sachs	Unicredit S.P.A.	4,500,000	EUR	0.68%	9/20/13	—	148,704
TOTAL						$426,077	$1,797,451

Note 5. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” – an amendment of FASB Statement No. 133 (“SFAS 133”),” expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)                                  Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	First Opportunity Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	February 26, 2009

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	February 26, 2009